Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Calculate Fair Value of Options Granted to Employees

The fair value of stock options granted to employees during the years ended December 31, 2016, 2015 and 2014 was estimated at the date of grant using the following assumptions:

	Years Ended December 31,
	2016	2015	2014
Risk-free interest rate	1.1 – 2.0%	1.5 – 1.8%	1.6 – 2.0%
Expected dividend yield	0%	0%	0%
Expected term	5.0 – 5.8 years	5.0 – 5.9 years	5.0 – 5.9 years
Expected volatility	67 – 69%	66 – 67%	64 – 72%

Schedule of Recognized Stock-Based Compensation Expense

The Company recognized stock-based compensation expense during the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Employee awards:
Research and development expense	$6,083	$7,711	$6,434
General and administrative expense	4,685	5,392	5,276
Restructuring expense	1,371	—	—
Stock-based compensation expense for employee awards	12,139	13,103	11,710
Stock-based compensation expense for non-employee awards	1	58	268
Total stock-based compensation expense	$12,140	$13,161	$11,978

Summary of Stock Option Activity

The following table summarizes stock option activity during the year ended December 31, 2016:

(in thousands, except per share amounts)	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	1,921	$57.20	6.24	$47,963
Granted	426	$55.70
Exercised	(196)	$32.90
Forfeited	(249)	$70.40
Outstanding at December 31, 2016	1,902	$57.70	5.97	$7,564
Vested and expected to vest at December 31, 2016	1,879	$57.60	5.93	$7,564
Exercisable at December 31, 2016	1,497	$54.90	5.24	$7,564